Leases - Maturities of lease liabilities (Details)	Dec. 31, 2020 USD ($)
Finance lease
Year ending December 31, 2021	$ 1,749,669
Year ending December 31, 2022	0
Year ending December 31, 2023	0
Year ending December 31, 2024	0
Total lease payments	1,749,669
Less: imputed interest	(63,819)
Present value of lease liabilities	1,685,850
Operating leases
Year ending December 31, 2021	5,639,638
Year ending December 31, 2022	2,219,038
Year ending December 31, 2023	1,169,276
Year ending December 31, 2024	0
Total lease payments	9,027,952
Less: imputed interest	(570,019)
Present value of lease liabilities	$ 8,457,933